Seward & Kissel llp ONE BATTERY PARK PLAZA NEW YORK, NEW YORK 10004

TELEPHONE: (212) 574-1200 FACSIMILE: (212) 480-8421 WWW.SEWKIS.COM	901 K Street, NW WASHINGTON, D.C. 20001 TELEPHONE: (202) 737-8833 FACSIMILE: (202) 737-5184

Donald E. Field Division of Corporation Finance U.S. Securities and Exchange Commission 100 F Street, N.E. Washington, DC 20549	January 29, 2014
Re:           Dorian LPG Ltd. (the "Company")
 Draft Registration Statement on Form F-4

Dear Mr. Field:

We refer to our letter dated January 17, 2014 relating to the submission of the Company's draft registration statement on Form F-1 ("Registration Statement on Form F-1") for non-public, confidential review prior to public filing via EDGAR in accordance with Title I of the Jump Start Our Business Startups (JOBS) Act. As described in such letter, the Form F-1 relates to the Company's initial public offering for cash. The Company submitted concurrently with the Form F-1 a "wrapper" under cover of Form F-4 relating to the Company's concurrent exchange offer. As discussed with the Staff, the Company converted the Form F-4 wrapper into a standalone draft registration statement on Form F-4 (the "Registration Statement on Form F-4"). The Registration Statement on Form F-4 has been prepared soley based on the disclosure contained in the Form F-4 wrapper and the Registration Statement on Form F-1 submitted on January 17, 2014. The Registration Statement on Form F-4 has been revised only for logical changes necessary for a standalone document and to include one 'exchange offer' related risk factor under the heading "Risk Factors—Risks relating to our common shares."

If you have any questions or comments concerning the enclosed, please feel free to telephone the undersigned at (212) 574-1223.

Very truly yours, SEWARD & KISSEL LLP By: /s/ Gary J. Wolfe Gary J. Wolfe, Esq.

cc:   Claire Erlanger, U.S. Securities and Exchange Commission